Inventory - Schedule of Inventory, Current (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Inventory Current Abstract
Raw materials	$ 1,395,467	$ 1,608,888
In process and finished products	1,498,444	1,252,200
Total	$ 2,893,911	$ 2,861,088